Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenue	$ 1,204,018	$ 845,901	$ 2,849,385	$ 1,768,679	$ 4,347,235	$ 3,821,538
Cost of sales	500,490	381,199	1,159,771	822,734	1,951,571	1,819,031
Gross profit	703,528	464,702	1,689,614	945,945	2,395,664	2,002,507
Operating Expenses [Abstract]
General and administrative	1,687,771	934,317	3,471,752	1,896,531	5,859,087	3,319,257
Sales and marketing	604,056	143,953	797,595	311,434	823,365	766,390
Total operating expenses	2,291,827	1,078,270	4,269,347	2,207,965	6,682,452	4,085,647
Operating Income (Loss)	(1,588,299)	(613,568)	(2,579,733)	(1,262,020)	(4,286,788)	(2,083,140)
Nonoperating Income (Expense) [Abstract]
Interest expense	(27,523)	(6,179)	(44,267)	(15,032)	(24,392)	(74,644)
Loss on exchange and change in fair value of derivatives, net	224,021	(29,791)	133,034	(29,791)	(332,484)	0
Other income (expense), net	454	0	455	38	104	25
Total other income (expense)	(251,090)	23,612	(176,846)	14,797	308,196	(74,619)
Net Income (Loss) Attributable to Parent	$ (1,839,389)	$ (589,956)	$ (2,756,579)	$ (1,247,223)	$ (3,978,592)	$ (2,157,759)
Weighted Average Number Of Shares Basic And Diluted Outstanding	1,276,595	524,418	1,121,466	271,683	612,791	645,602
Earnings Per Share, Basic and Diluted	$ (1.44)	$ (1.12)	$ (2.46)	$ (4.59)	$ (6.49)	$ (3.34)